Taxation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	19.00%	19.00%	20.00%
Profit before taxation	$ 11,119	$ 18,167	$ 12,816
Deduct: share of profit after tax of equity accounted units	(301)	(513)	(339)
Parent companies' and subsidiaries' profit before tax	10,818	17,654	12,477
Prima facie tax payable at UK rate of 19% (2018: 19%; 2017: 19%)	2,055	3,354	2,371
Higher rate of taxation on Australian underlying earnings	1,495	1,106	1,069
Impact of items excluded in arriving at underlying earnings
– Impairment charges	340	0	10
– Net gains and losses on consolidation and disposal of interests in businesses	55	(251)	(123)
– Exchange and gains/losses on derivatives	(22)	32	(48)
– Losses from increases to closure estimates (non-operating and fully impaired sites)	0	30	0
– Gain relating to surplus land at Kitimat	0	(81)	0
– Changes in corporate tax rates in the US and France	0	0	439
– Tax charge relating to expected divestments	0	0	202
– Other exclusions	38	0	14
Impact of changes in tax rates and laws	1	47	21
Other tax rates applicable outside the UK and Australia on underlying earnings	(110)	(47)	(92)
Resource depletion and other depreciation allowances	(57)	(46)	(33)
Recognition of previously unrecognised deferred tax assets	0	0	(40)
Write-down of previously recognised deferred tax assets	42	13	160
Other items	310	85	15
Total taxation charge	$ 4,147	$ 4,242	$ 3,965